Subsequent Events	12 Months Ended
Dec. 31, 2024
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the event stated below, that would have required adjustment or disclosure in the financial statements.

On March 12, 2025, the Company filed a definitive proxy statement (the “Third Extension Proxy Statement”) for an extraordinary general meeting (the “Third Extension Meeting”) scheduled to be held on March 28, 2025, at 11:00 a.m. Eastern Time to (i) amend the Memorandum and Articles of Association to extend the date by which the Company has to consummate a business combination from March 31, 2025 to June 22, 2025, or such earlier date as the Company’s Board may approve in accordance with the Memorandum and Articles of Association (such proposal, the “Third Extension Amendment Proposal”), and (ii) amend the Investment Management Trust Agreement, dated June 23, 2022, as amended on December 27, 2023 and September 27, 2024, by and between Continental and the company, to extend the date on which Continental must liquidate the trust account if the Company has not completed its initial business combination, from March 31, 2025 to June 22, 2025, or such earlier date as the Board may approve (the “Third Trust Amendment Proposal”).